UNSECURED DEBT AND RELATED DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Schedule of unsecured debentures and term loans, net	(b) Unsecured Debentures and Term Loans, Net

As at December 31,			2024		2023
	Maturity Date	Amortized Cost(1)	Principal issued and outstanding	Amortized Cost(1)	Principal issued and outstanding
2027 Debentures	June 4, 2027	$498,857	$500,000	$498,497	$500,000
2028 Debentures	August 30, 2028	498,518	500,000	498,193	500,000
April 2029 Debentures	April 12, 2029	397,947	400,000	397,629	400,000
October 2029 Debentures	October 4, 2029	248,746	250,000	—	—
2030 Debentures	December 18, 2030	498,139	500,000	497,917	500,000
2031 Debentures	October 4, 2031	547,110	550,000	—	—
2024 Term Loan	December 19, 2024	—	—	244,133	244,283
2025 Term Loan	September 15, 2025	—	—	527,786	528,180
September 2026 Term Loan	September 8, 2026	89,336	89,443	102,064	102,222
December 2026 Term Loan	December 11, 2026	299,800	300,000	299,763	300,000
		$3,078,453	$3,089,443	$3,065,982	$3,074,685
(1)The amounts outstanding are net of deferred financing costs. The deferred financing costs are amortized using the effective interest method and are included in interest expense.

As at December 31,	2024	2023
Unsecured Debentures and Term Loans, Net
Non-current	$3,078,453	$2,821,849
Current	—	244,133
	$3,078,453	$3,065,982

Schedule of detailed information about hedging instruments

As at December 31,								2024	2023
	Notional amount to be paid		Interest payment rate	Notional amount to be received		Interest receipt rate	Maturity date	Fair value assets (liabilities)	Fair value assets (liabilities)
2024 Cross Currency Interest Rate Swap (1)	168,200	EUR	0.522%	185,000	USD	SOFR plus margin (8)	Dec. 19, 2024	$—	$9,042
2025 Interest Rate Swap (2) (3)	—	—	5.016%	—	—	SOFR plus margin	Sept. 15, 2025	—	4,847
September 2026 Interest Rate Swap (4) (5)	—	—	4.333%	—	—	EURIBOR plus margin	Sept. 8, 2026	(1,502)	(2,105)
December 2026 Cross Currency Interest Rate Swap	205,500	EUR	1.355%	300,000	CAD	CORRA plus margin (9)	Dec. 11, 2026	9,499	24,223
2027 Cross Currency Interest Rate Swap	370,300	USD	2.964%	500,000	CAD	3.062%	June 4, 2027	(13,255)	18,402
2028 Cross Currency Interest Rate Swap	119,100	USD	2.096%	150,000	CAD	2.194%	Aug. 30, 2028	(11,941)	(3,067)
2028 Cross Currency Interest Rate Swap	242,100	EUR	0.536%	350,000	CAD	2.194%	Aug. 30, 2028	5,270	8,998
April 2029 Cross Currency Interest Rate Swap (6)	277,700	EUR	4.958%	400,000	CAD	6.103%	Apr. 12, 2029	(5,594)	(3,257)
October 2029 Cross Currency Interest Rate Swap (7)	167,400	EUR	3.494%	250,000	CAD	3.999%	Oct. 4, 2029	(6)	—
2030 Cross Currency Interest Rate Swap	319,400	EUR	1.045%	500,000	CAD	2.378%	Dec. 18, 2030	42,606	43,730
								$25,077	$100,813
(1)On December 19, 2024, Granite LP repaid in full the outstanding US$185.0 million aggregate principal amount of the 2024 Term Loan. In conjunction with the repayment, the mark to market asset of US$10.8 million relating to the 2024 Cross Currency Interest Rate Swap was settled (note 7(b)).
(2)On September 15, 2022, Granite LP entered into a float to fixed interest rate swap (the “2025 Interest Rate Swap”) to exchange the floating SOFR portion of the interest payments of the 2025 Term Loan for fixed interest payments resulting in an all-in fixed interest rate of 5.016%.
(3)On October 4, 2024, Granite LP repaid in full the outstanding US$400.0 million aggregate principal amount of the 2025 Term Loan without penalty. In conjunction with the repayment, the 2025 Interest Rate Swap was terminated and the related mark to market asset of US$0.6 million was settled (note 7(b)).
(4)On September 8, 2023, Granite LP entered into a float to fixed interest rate swap (the "September 2026 Interest Rate Swap”) to exchange the floating EURIBOR-based interest payments of the September 2026 Term Loan for fixed interest payments resulting in an all-in fixed interest rate of 4.333%.
(5)On December 10, 2024, Granite LP repaid €10.0 million aggregate principal amount of the September 2026 Term Loan without penalty. In conjunction with the partial repayment, a €10.0 million portion of the September 2026 Interest Rate Swap was terminated and the related mark to market liability of €0.2 million was settled (note 7(b)).
(6)On October 12, 2023, Granite LP entered into a cross currency interest rate swap (the "April 2029 Cross Currency Interest Rate Swap") to exchange the Canadian dollar denominated principal and interest payments of the April 2029 Debentures for Euro denominated principal and interest payments resulting in an all-in effective fixed interest rate of 4.929%.
(7)On October 4, 2024, Granite LP entered into a cross currency interest rate swap (the "October 2029 Cross Currency Interest Rate Swap”) to exchange the Canadian dollar denominated principal and interest payments of the October 2029 Debentures for Euro denominated principal and interest payments resulting in an all-in effective fixed interest rate of 3.494%.
(8)On April 19, 2023, Granite amended the 2024 Cross Currency Interest Rate Swap to update the benchmark rate in the agreement from LIBOR to SOFR, including a fixed spread for the basis difference between LIBOR and SOFR, without any economic impact or change to Granite's risk management strategy (note 7(b)). In combination with the 2024 Term Loan, the all-in effective fixed interest rate is 0.267%.
(9)On February 8, 2024, Granite amended the December 2026 Cross Currency Interest Rate Swap to update the benchmark rate in the agreement from CDOR to CORRA, including a fixed spread for the basis difference between CDOR and CORRA, without any economic impact or change to Granite's risk management strategy (note 7(b)). In combination with the December 2026 Term Loan, the all-in effective fixed interest rate is 1.096%.

	December 31,	December 31,
	2024	2023
Derivative assets at fair value
Non-current	$57,375	$100,200
Current	—	9,042
	$57,375	$109,242

Derivative liabilities at fair value
Non-current	$32,298	$8,429
Current	—	—
	$32,298	$8,429